Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,406,973	$ 1,321,931	$ 1,335,112
Less: accumulated depreciation	(988,351)	(857,028)	(812,989)
Property and equipment, net	418,622	464,903	522,123
Computer equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	49,469	46,946	47,033
Furniture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	73,865	46,146	29,926
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,191,533	1,136,733	1,185,182
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 92,106	$ 92,106	$ 72,971